Ordinary Shares and Treasury Shares	6 Months Ended
Jun. 30, 2026
Stockholders' Equity Note [Abstract]
ORDINARY SHARES AND TREASURY SHARES
18.	ORDINARY SHARES AND TREASURY SHARES

Ordinary shares

In March 2024, the Group entered into an At Market Issuance Sales Agreement (the “2024 At Market Issuance Sales Agreement”) with B. Riley Securities, Inc., Cantor Fitzgerald & Co., Needham & Company, LLC, Roth Capital Partners, LLC, StockBlock Securities LLC and Rosenblatt Securities Inc. (the “Sales Agents”). Pursuant to the sales agreement, the Group has the right to sell to the Sales Agents from time to time of its Class A ordinary shares with a par value US$0.0000001 per share. During the six months ended June 30, 2026 and 2025, the Group newly issued nil and 6,076,388 Class A ordinary shares with net proceeds, after transaction costs, of approximately nil and US$118.5 million, respectively.

In May 2024, the Group issued 18,587,360 Class A ordinary shares in connection with the private placement with Tether. The residual net transaction amount of US$87.4 million was recognized as an equity component. In May 2025, the Group issued 5,186,627 Class A ordinary shares in connection with the exercise of Tether Warrant for a total consideration of US$50.0 million. See Note 14.

In July and November 2024 and upon maturity in July 2025, the holder of the promissory note converted US$8.0 million and the remaining principal amount of US$15.0 million into 1,086,070 and 2,036,383 Class A ordinary shares, respectively, at a conversion price of US$7.3660 per share. Also see Note 13.

In September and December 2024, the Group issued 18,786,600 and 383,400 Class A ordinary shares, respectively. Of these, 12,514,600 and 255,400 shares, respectively, were included as part of the purchase consideration to the shareholders of FreeChain in connection with the FreeChain Acquisition, with a fair value of US$74.9 million.

In January 2025, the Group entered into an At Market Issuance Sales Agreement (the “2025 At Market Issuance Sales Agreement”) with Barclays Capital Inc., Cantor Fitzgerald & Co., A.G.P./Alliance Global Partners, The Benchmark Company, LLC, B. Riley Securities, Inc., BTIG, LLC, Keefe, Bruyette & Woods, Inc., Needham & Company, LLC, Northland Securities, Inc., Rosenblatt Securities Inc., Roth Capital Partners, LLC, and StockBlock Securities LLC (the “2025 Sales Agents”). Pursuant to the sales agreement, the Group has the right to sell to the 2025 Sales Agents from time to time of its Class A ordinary shares with a par value US$0.0000001 per share. During the six months ended June 30, 2026 and 2025, the Group newly issued 30,428,561 and nil Class A ordinary shares with net proceeds, after transaction costs, of approximately US$484.5 million and nil, respectively.

In March 2025, 4,000,000 Class V ordinary shares were converted into an equal number of Class A ordinary shares. This transfer did not change the total number of shares issued and outstanding.

During the six months ended June 30, 2026 and 2025, the Group issued nil and 10,062,187 Class A ordinary shares, respectively, in connection with the settlement of the August 2024 convertible senior notes through conversion, exchange, and redemption. The notes were fully settled in September 2025. See Note 13.

During the six months ended June 30, 2026 and 2025, the Group issued 5,503,030 and 10,661,140 of the Group’s Class A ordinary shares to settle the repurchase of a certain principal amount of the November 2024 convertible senior notes. Also see Note 13.

As of June 30, 2026 and December 31, 2025, the Group issued 11,864,393 and 10,279,108 shares, respectively, which were reserved for future issuance upon the exercise of awards granted under the share incentive plans. As of June 30, 2026 and December 31, 2025, 8,228,390 and 7,258,176 of these shares, respectively, were considered not outstanding.

Each share of Class A ordinary shares is granted 1 vote and each share of Class V ordinary shares is granted 10 votes. All classes of ordinary shares are entitled to dividend and rank pari passu except for voting rights.

Treasury shares

In September 2024, the board of directors of the Group approved the adoption of a share repurchase program (the “2024 Share Repurchase Program”) which authorized to repurchase Class A ordinary share of the Group up to US$10.0 million worth during the period from September 9, 2024 to September 8, 2025. During the six months ended June 30, 2026 and 2025, the Group purchased nil and 790,000 Class A ordinary share for consideration of approximately nil and US$9.1 million, respectively, under 2024 Share Repurchase Program. These shares were cancelled during the year ended December 31, 2025.

In February and May 2025, the board of directors of the Group approved the adoption of two share purchase programs (the “2025 Share Repurchase Program”) which authorized to repurchase Class A ordinary share of the Group up to US$20.0 million worth during the period from February 28, 2025 to February 28, 2026 and up to US$40.0 million worth during the period from May 30, 2025 to May 29, 2026. During the year ended December 31, 2025, the Group repurchased 4,964,711 Class A ordinary shares for consideration of approximately US$56.0 million and cancelled 1,600,000 treasury shares purchased under 2025 Share Repurchase Program. During the six months ended June 30, 2026, the Group repurchase 317,501 Class A ordinary shares for consideration of approximately US$4.0 million and cancelled 3,682,212 treasury shares purchased under 2025 Share Repurchase Program.